Related Party Transactions - Additional Information (Details) - USD ($)				1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 25, 2021	Nov. 06, 2020	Nov. 06, 2020	Jan. 31, 2021	Jan. 28, 2021	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022	Jul. 29, 2022	Jul. 28, 2022	May 04, 2022	Feb. 01, 2022	Dec. 31, 2020	Jan. 27, 2020	Jan. 01, 2020
Related Party Transaction [Line Items]
Working capital loans							$ 0
Common stock, shares issued							0	0					0
Common stock, par value							$ 0.001	$ 0.001			$ 0.001		$ 0.001		$ 0.001
LMF ACQUISITION OPPORTUNITIES, INC.
Related Party Transaction [Line Items]
Line of credit facility, aggregate principal amount		$ 300,000	$ 300,000
Debt maturity date		Sep. 30, 2021	Jun. 30, 2021
Proceeds from Issuance of common stock						$ 103,500,000
Class B Common Stock [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Related Party Transaction [Line Items]
Common stock, shares issued		2,156,250	2,156,250				2,587,500	2,587,500					2,156,250
Common stock, par value							$ 0.0001	$ 0.0001					$ 0.0001
Related Party Extension Loans [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Related Party Transaction [Line Items]
Deposit into trust account	$ 1,035,000								$ 1,035,000
Deposit into trust account per share	$ 0.1
Founder Shares [Member] | Class B Common Stock [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Related Party Transaction [Line Items]
Common stock, shares issued		2,156,250	2,156,250
Proceeds from Issuance of common stock			$ 25,000
Common stock, par value		$ 0.012	$ 0.012
Stock dividend				431,250
Aggregate shares issued				2,587,500
Description of transaction		The Sponsor agreed not to transfer, assign or sell its founder shares until the earlier of: (i) one year after the date of the consummation of the Business Combination; or (ii) the date on which the Company consummates a liquidation, merger, stock exchange, or other similar transaction that results in all of its stockholders having the right to exchange their shares of Class A common stock for cash, securities, or other property. Notwithstanding the foregoing, if the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations, and the like) for any 20 trading days within any 30-trading day period commencing 150 days after the Business Combination, the founder shares will no longer be subject to such transfer restrictions.					The Sponsor has agreed not to transfer, assign or sell its founder shares until the earlier of: (i) one year after the date of the consummation of the Business Combination; or (ii) the date on which the Company consummates a liquidation, merger, stock exchange, or other similar transaction that results in all of its stockholders having the right to exchange their shares of Class A common stock for cash, securities, or other property. Notwithstanding the foregoing, if the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations, and the like) for any 20 trading days within any 30-trading day period commencing 150 days after the Business Combination, the founder shares will no longer be subject to such transfer restrictions.
Promissory Notes [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Related Party Transaction [Line Items]
Promissory notes repaid					$ 151,413
Borrowings aggregate draw down														$ 151,413
Notes payable, pelated parties								$ 1,750,000
Working Capital Loans [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Related Party Transaction [Line Items]
Principal amount borrowed for expenses of IPO										$ 1,750,000		$ 500,000
Warrant exercise price on conversion							$ 1